Change in Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	$ 762.9	$ 642.0
Service Cost	42.8	37.9	33.1
Interest Cost	40.8	36.9	33.4
Actuarial Loss (Gain)	108.8	80.7
Benefits Paid	(41.3)	(34.6)
Plan Amendment	(9.4)
Ending Balance	904.6	762.9	642.0
Foreign Pension Plans, Defined Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	116.1	134.4
Service Cost		1.8	3.8
Interest Cost	6.5	6.9	6.7
Actuarial Loss (Gain)	8.0	(2.1)
Plan Curtailment		(11.4)
Benefits Paid	(2.5)	(5.9)
Foreign Exchange Rate Changes	(1.0)	(7.6)
Ending Balance	127.1	116.1	134.4
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	86.9	85.9
Service Cost	3.2	3.2	2.6
Interest Cost	4.4	4.8	3.9
Actuarial Loss (Gain)	15.4	5.0
Benefits Paid	(11.3)	(12.0)
Plan Amendment	1.7
Ending Balance	$ 100.3	$ 86.9	$ 85.9